Net Loss Per Share of Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

The computation of net loss per share for the three and six months ended June 30, 2018 and 2017 is shown below.

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Basic and diluted net loss per share:
Net loss	$(1,206,074)	$(278,445)	$(2,302,870)	$(500,536)
Weighted-average number of common shares-basic and diluted	36,623,697	31,745,242	35,951,894	31,745,242

Basic and diluted net loss per share	$(0.03)	$(0.01)	$(0.06)	$(0.02)

The 2016 calculation uses the common shares issued to Promet in the asset purchase transaction, restated for the one-for-seven reverse split and weighted for the issuance dates of Promet’s member interests.

	For the year ended
	December 31, 2017	December 31, 2016
Net loss from continuing operations	$(1,856,315)	$(1,917,066)
Less: Preferred stock dividends	-	-
Net loss from continuing operations applicable to common stockholders - basic	(1,856,315)	(1,917,066)

Dilution adjustments (not computed since they are antidilutive):
Preferred stock dividend	-	-
Interest on senior convertible notes, net of tax	-	-

Net loss from continuing operations applicable to common stockholders - diluted	$(1,856,315)	$(1,917,066)

Promet common shares issued and outstanding	31,745,242	31,745,242
Heatwurx common shares issued and outstanding	3,527,384	-
Total common shares issued and outstanding - basic	35,272,626	31,745,242

Potential common shares (not computed since they are antidilutive):
Warrants	-	-
Conversion of preferred stock to common shares	-	-
Conversion of senior convertible notes to common shares	-	-
Total common shares issued and outstanding - diluted	35,272,626	31,745,242

Weighted average shares outstanding used in calculating net loss per common share - basic	32,595,680	29,321,049

Weighted average shares outstanding used in calculating net loss per common share - diluted	32,595,680	29,321,049

Net loss per share - basic	$(0.06)	$(0.07)

Net loss per share - diluted	$(0.06)	$(0.07)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The outstanding warrants to purchase common stock and the shares issuable under the Senior Convertible Note were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Stock purchase warrants	3,612,786	-	3,612,786	-
Senior Convertible Notes	115,128	-	115,128	-